OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended			66 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Components of other non-current assets:
Deferred tax asset	$ 260,000	$ 421,000		$ 260,000
Other long-term assets	55,579,000	7,000,000		55,579,000
Other non-current assets	68,442,000	54,248,000		68,442,000
Impairment of long-term assets	500,000	500,000	500,000
Golar Gimi [Member]
Components of other non-current assets:
Other long-term assets	49,900,000			49,900,000
FSRU conversion parts
Components of other non-current assets:
Other long-term assets		2,500,000
Interest rate swap | Swap
Components of other non-current assets:
Derivative Asset	12,603,000	46,827,000		12,603,000
FSRU conversion parts
Components of other non-current assets:
Other long-term assets	2,000,000			2,000,000
Impairment of long-term assets				$ 5,000,000